6. Notes Payable (June 2018 Note) (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Note Payable 1 [Member]
Debt issuance date	May 11, 2018
Debt face value	$ 50,000
Debt stated interest rate	14.40%
Note Payable 2[Member]
Debt issuance date	Jun. 28, 2018
Debt face value		$ 50,000
Debt stated interest rate		12.00%